Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	SCISPARC LTD.
Entity Central Index Key	0001611746
Current Fiscal Year End Date	--12-31
Entity File Number	001-38041